Ivy Managed European/Pacific Fund

Summary Prospectus   |   July 29, 2011

Share Class (Ticker):    Class A Shares (IVMAX), Class B Shares (IVMBX), Class C Shares (IVMCX), Class I Shares (IVMIX), Class Y Shares (IVMYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyfunds.com/prospectus. You can also get this information at no cost by calling 800.777.6472 or by sending an e-mail request to LegalCompliance@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus and SAI dated July 29, 2011 (as each may be amended or supplemented) are incorporated herein by reference.

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 117 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class Y
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses	0.30%	0.44%	0.34%	0.18%	0.29%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	1.23%	1.23%	1.23%	1.23%	1.23%
Total Annual Fund Operating Expenses[2]	1.83%	2.72%	2.62%	1.46%	1.82%
Fee Waiver and/or Expense Reimbursement[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.83%	2.72%	2.62%	1.46%	1.82%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

[3]

From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$750	$1,117	$1,508	$2,599
Class B Shares	675	1,144	1,540	2,837
Class C Shares	265	814	1,390	2,954
Class I Shares	149	462	797	1,746
Class Y Shares	185	573	985	2,137

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$750	$1,117	$1,508	$2,599
Class B Shares	275	844	1,440	2,837
Class C Shares	265	814	1,390	2,954
Class I Shares	149	462	797	1,746
Class Y Shares	185	573	985	2,137

Portfolio Turnover

The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Ivy Managed European/Pacific Fund seeks to enable investors to own a portfolio of stocks of European and Asian companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Pacific Opportunities Fund (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and Asia, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund’s objective.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund’s investment manager, has authorized the following target allocation ranges for investment of the Fund’s assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	90%	10%
Ivy Pacific Opportunities Fund	90%	10%

The Fund also may purchase shares of a registered investment company not affiliated with Ivy Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying Fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying Fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■	Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays.

■

Fund of Funds Risk. The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds.

■

Investment Company Securities Risk. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of multiple indexes. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 33.27% (the second quarter of 2009) and the lowest quarterly return was -22.76% (the third quarter of 2008). The Class A return for the year through June 30, 2011 was 2.17%.

Average Annual Total Returns

as of December 31, 2010	1 Year	Life of Class
Class A (began on 04-02-2007)
Return Before Taxes	5.30%	-0.74%
Return After Taxes on Distributions	5.30%	-1.58%
Return After Taxes on Distributions and Sale of Fund Shares	3.44%	-0.88%
Class B (began on 04-02-2007)
Return Before Taxes	6.93%	-0.71%
Class C (began on 04-02-2007)
Return Before Taxes	11.04%	0.08%
Class I (began on 04-02-2007)
Return Before Taxes	12.04%	1.26%
Class Y (began on 04-02-2007)
Return Before Taxes	11.83%	0.92%
Indexes
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 31, 2007.)	19.93%	8.86%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 31, 2007.)	3.88%	-4.89%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Michael L. Avery, Executive Vice President of IICO, has managed the Fund since April 2007.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-IVMAX